Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Cash flows from operating activities
Loss before tax	RM (1,446,263)	$ (323,694)	RM (812,513)
Adjustments for:
Depreciation of property, plant and equipment	611,588	136,882	617,159
Gain on disposal of plant and equipment	(248,949)	(55,718)
Interest expense	121,811	27,263	239,128
Interest income	(10,947)	(2,450)	(15,428)
Property, plant and equipment written off	1		3
Inventories write-down	266,009	59,536	71,449
Inventories written off	(14,228)	(3,184)	(843)
Reversal of inventories write-down	(180,937)	(40,496)	(4,944)
Operating cash flows before working capital changes	(901,915)	(201,861)	94,011
Changes in working capital:
Inventories	(313,237)	(70,106)	1,388,924
Trade and other receivables	3,182,555	712,300	654,504
Trade and other payables	(2,164,792)	(484,510)	(1,147,722)
Cash generated from / (used in) operating activities	(197,389)	(44,177)	989,717
Income tax paid	(40,554)	(9,077)	(56,898)
Net cash generated from / (used in) operating activities	(237,943)	(53,254)	932,819
Cash flows from investing activities
Interest income	7,105	1,590	11,883
Purchase of plant and equipment	(67,360)	(15,076)	(131,511)
Proceeds from disposal of plant and equipment	248,956	55,720
Net cash (used in) / generated from investing activities	188,701	42,234	(119,628)
Cash flows from financing activities
Proceeds from initial public offering (including over-allotment option)	27,663,011	6,191,363
Advances from a related party	220,854	49,430	2,583,474
Repayment of loans to related parties	(1,078,100)	(241,294)	(2,637,000)
Interest paid to related parties	(86,013)	(19,251)	(222,699)
Repayment of lease liabilities	(671,838)	(150,367)	(652,896)
Interest paid for lease liabilities	(22,724)	(5,086)	(41,666)
Short-term deposits pledged	(1,117,375)	(250,084)	(1,500)
Net cash (used in)/ generated from financing activities	24,907,815	5,574,711	(972,287)
Net change in cash and cash equivalents, and restricted cash	24,858,573	5,563,691	(159,096)
Cash and cash equivalents, and restricted cash at beginning of period	3,493,475	781,888	4,552,611
Cash and cash equivalents, and restricted cash at end of period	RM 28,352,048	$ 6,345,579	RM 4,393,515